                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                 811-07810

Exact name of registrant as specified in charter:   Delaware Investments Colorado Insured
                                                    Municipal Income Fund, Inc.

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              Richelle S. Maestro, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            March 31

Date of reporting period:                           December 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.


SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE INVESTMENTS COLORADO INSURED MUNICIPAL INCOME FUND, INC.
-----------------------------------------------------------------

December 31, 2004

                                                                                                       PRINCIPAL          MARKET
                                                                                                        AMOUNT             VALUE
MUNICIPAL BONDS - 149.87%
Airport Revenue Bonds - 10.43%
Denver City & County Airport Revenue Series E 5.25% 11/15/23 (MBIA)                                   $7,500,000        $ 8,010,375
                                                                                                                        -----------
                                                                                                                          8,010,375
                                                                                                                        -----------
City General Obligation Bonds - 2.68%
Bowles Metropolitan District 5.00% 12/1/33 (FSA)                                                       2,000,000          2,058,640
                                                                                                                        -----------
                                                                                                                          2,058,640
                                                                                                                        -----------
Continuing Care/Retirement Revenue Bonds - 3.49%
Colorado Health Facilities Authority Revenue (Porter Place) Series A 6.00% 1/20/36 (GNMA)              2,515,000          2,677,897
                                                                                                                        -----------
                                                                                                                          2,677,897
                                                                                                                        -----------
Convention Center/Auditorium/Hotel Revenue Bonds - 3.99%
Denver Convention Center Series A 5.00% 12/1/33 (XLCA)                                                 3,000,000          3,065,910
                                                                                                                        -----------
                                                                                                                          3,065,910
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 11.34%
Broomfield County Sales & Use Tax Revenue Refunding & Improvement Series A
   5.00% 12/1/31 (AMBAC)                                                                                 650,000            666,848
Denver City & County Excise Tax Revenue (Colorado Convention Center Project)
   Series A 5.00% 9/1/20 (FSA)                                                                         6,500,000          6,960,330
Golden Sales & Use Tax Revenue Improvement Series B 5.10% 12/1/20 (AMBAC)                              1,000,000          1,080,280
                                                                                                                        -----------
                                                                                                                          8,707,458
                                                                                                                        -----------
Higher Education Revenue Bonds - 32.79%
Boulder County Development Revenue (University Corporation for Atmospheric Research)
   5.00% 9/1/26 (MBIA)                                                                                 4,500,000          4,645,080
Colorado Educational & Cultural Facilities Authority
   (Johnson & Wales University Project) Series A 5.00% 4/1/28 (XLCA)                                   3,000,000          3,082,440
   (University of Colorado Foundation Project) 5.00% 7/1/27 (AMBAC)                                    4,000,000          4,124,840
   (University of Denver Project) 5.50% 3/1/21 (AMBAC)                                                 3,200,000          3,561,440
   (University of Northern Colorado) 5.00% 7/1/31 (MBIA)                                               2,500,000          2,550,700
Colorado Springs Revenue (Colorado College Project) 5.375% 6/1/32 (MBIA)                               5,000,000          5,359,999
Colorado State University Systems Series B 5.00% 3/1/35 (AMBAC)                                        1,800,000          1,843,272
                                                                                                                        -----------
                                                                                                                         25,167,771
                                                                                                                        -----------
Hospital Revenue Bonds - 1.91%
Colorado Health Facilities Authority (North Colorado Medical Center) 5.95% 5/15/12 (MBIA)              1,420,000          1,468,280
                                                                                                                        -----------
                                                                                                                          1,468,280
                                                                                                                        -----------
Multifamily Housing Revenue Bonds - 5.76%
Burlingame Multifamily Housing Revenue Series A 6.00% 11/1/29 (MBIA)                                   2,290,000          2,419,225
Snowmass Village Multifamily Housing Revenue (Essential-Function Housing) 6.25% 12/15/16 (FSA)         2,000,000          2,006,380
                                                                                                                        -----------
                                                                                                                          4,425,605
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 15.69%
Arapahoe County Library District Certificates of Participation 5.70% 12/15/10 (MBIA)                   2,000,000          2,125,520
Aurora Certificates of Participation 5.50% 12/1/30 (AMBAC)                                             2,000,000          2,177,140
Broomfield City & County Certificates of Participation 5.75% 12/1/24 (AMBAC)                           1,500,000          1,675,590
Eagle County Certificates of Participation 5.40% 12/1/18 (MBIA)                                        1,000,000          1,102,150
Lakewood Certificates of Participation 5.375% 12/1/22 (AMBAC)                                          2,000,000          2,198,780
Westminster Building Authority Certificates of Participation 5.25% 12/1/22 (MBIA)                      1,555,000          1,685,262
Westminster Certificates of Participation (Ice Centre Project) 5.40% 1/15/23 (AMBAC)                   1,000,000          1,085,940
                                                                                                                        -----------
                                                                                                                         12,050,382
                                                                                                                        -----------
Parking Revenue Bonds - 3.51%
Auraria Higher Education Center Parking Facilities System Revenue 5.50% 4/1/26 (AMBAC)                 2,485,000          2,692,796
                                                                                                                        -----------
                                                                                                                          2,692,796
                                                                                                                        -----------
Political Subdivision General Obligation Bonds - 8.15%
Arapahoe County Water & Wastewater Public Improvement District Refunding
   Series A 5.125% 12/1/32 (MBIA)                                                                      1,000,000          1,037,960
G V R Metropolitan District 5.75% 12/1/19 (AMBAC)                                                      1,000,000          1,122,140
Pueblo County 5.80% 6/1/11 (MBIA)                                                                      1,405,000          1,472,061
Pueblo County (Library District Project) 5.80% 11/1/19 (AMBAC)                                         1,395,000          1,565,790
Stonegate Village Metropolitan District Refunding & Improvement Series A 5.50% 12/1/21 (FSA)           1,000,000          1,058,300
                                                                                                                        -----------
                                                                                                                          6,256,251
                                                                                                                        -----------

*Pre-Refunded Bonds - 13.84%
Archuleta & Hinsdale Counties School District #50JT 5.55% 12/1/20-06 (MBIA)                          $ 4,000,000       $  4,289,040
Denver City & County Certificates of Participation Series B 5.50% 12/1/25-10 (AMBAC)                   2,000,000          2,291,200
El Paso County School District #20
   5.625% 12/15/16-06 (AMBAC)                                                                          2,800,000          2,982,924
   5.625% 12/15/16-06 (MBIA)                                                                           1,000,000          1,065,330
                                                                                                                       ------------
                                                                                                                         10,628,494
                                                                                                                       ------------
School District General Obligation Bonds - 10.24%
Adams & Arapahoe Counties School District #28J 5.00% 12/1/22 (FSA)                                     2,000,000          2,127,860
Adams County School District #1 5.00% 12/1/16 (FSA)                                                    1,490,000          1,625,873
Douglas County School District #Re-1 (Douglas & Elbert Counties) 5.00% 12/15/21 (MBIA)                 1,000,000          1,053,660
Larimer Weld & Boulder Counties School Districts #R-2J 5.00% 12/15/15 (FSA)                            1,950,000          2,177,721
Weld & Adams Counties School District RE-3J 5.00% 12/15/24 (FSA)                                         830,000            879,742
                                                                                                                       ------------
                                                                                                                          7,864,856
                                                                                                                       ------------
Turnpike/Toll Road Revenue Bonds - 13.71%
E-470 Public Highway Authority Series A
   5.75% 9/1/29 (MBIA)                                                                                 3,000,000          3,375,000
   5.75% 9/1/35 (MBIA)                                                                                 1,700,000          1,915,118
Northwest Parkway Public Highway Authority Series A 5.25% 6/15/41 (FSA)                                5,000,000          5,234,350
                                                                                                                       ------------
                                                                                                                         10,524,468
                                                                                                                       ------------
Water & Sewer Revenue Bonds - 12.34%
Colorado Water Resources & Power Development Authority Small Water Resources Revenue
   Series A 5.80% 11/1/20 (FGIC)                                                                       2,000,000          2,254,200
Colorado Water Resources & Power Development Authority Water Resources Revenue
   (Parker Water & Sanitation District)
   5.125% 9/1/34 (MBIA)                                                                                1,500,000          1,561,875
   5.25% 9/1/43 (MBIA)                                                                                 2,000,000          2,097,540
Lafayette Water Revenue Series A 5.00% 12/1/27 (MBIA)                                                  1,100,000          1,142,042
Ute Utility Water Conservancy District Water Revenue 5.75% 6/15/20 (MBIA)                              2,155,000          2,423,125
                                                                                                                       ------------
                                                                                                                          9,478,782
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (COST $107,348,410)                                                                               115,077,965
                                                                                                                       ------------


TOTAL MARKET VALUE OF SECURITIES - 149.87%
   (cost $107,348,410)                                                                                                  115,077,965

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES)- 2.22%                                                        1,707,794

LIQUIDATION VALUE OF PREFERRED STOCK - (52.09%)                                                                         (40,000,000)
                                                                                                                       ------------

NET ASSETS APPLICABLE TO 4,837,100 SHARES OUTSTANDING - 100.00%                                                        $ 76,785,759
                                                                                                                       ------------

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury Bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
XLCA - Insured by XL Capital Assurance
--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Investments Colorado Insured Municipal Income Fund, Inc. (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges or among dealers, news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the Fund on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income or other applicable sources monthly and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid for December 31 of the prior year.

2. INVESTMENTS
At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:


Aggregate cost of investments        $107,348,410
                                     ------------
Aggregate unrealized appreciation       7,790,523
Aggregate unrealized depreciation         (60,968)
                                     ------------
Net unrealized appreciation          $  7,729,555
                                     ------------

3. CREDIT AND MARKET RISKS
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:



                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Colorado Insured Municipal Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
-----------------------------
By:    Jude T. Driscoll
Title: Chairman
Date: 2/24/05
      -----------------------

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Colorado Insured Municipal Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  2/24/05
       -----------------------

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS COLORADO INSURED MUNICIPAL INCOME FUND, INC.

JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date: 2/24/05
      ------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date: 2/24/05
      ------------------------

MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date: 2/24/05
      ------------------------